UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2011

Item 1. Schedule of Investments.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 96.4%	SHARES	VALUE
Auto Components - 2.8%
TRW Automotive Holdings Corp.*	104,300	$6,156,829

Capital Markets - 2.6%
Affiliated Managers Group, Inc.*	56,800	5,762,360

Chemicals - 4.3%
Ecolab, Inc.	79,300	4,470,934
Nalco Holding Co.	186,700	5,192,127
		9,663,061

Communications Equipment - 1.8%
Harris Corp.	87,400	3,938,244

Diversified Financial Services - 2.0%
IntercontinentalExchange, Inc.*	36,100	4,502,031

Electrical Equipment - 1.7%
General Cable Corp.*	87,100	3,708,718

Electronic Equipment & Instruments - 4.5%
Amphenol Corp.	88,100	4,756,519
Arrow Electronics, Inc.*	129,500	5,374,250
		10,130,769

Energy Equipment & Services - 7.2%
FMC Technologies, Inc.*	63,400	2,839,686
RPC, Inc.	263,700	6,471,198
Unit Corp.*	109,400	6,665,742
		15,976,626

Food Products - 2.2%
Corn Products International, Inc.	88,100	4,870,168

Health Care Equipment & Supplies - 1.2%
Kinetic Concepts, Inc.*	47,400	2,731,662

Health Care Providers & Services - 7.4%
AmerisourceBergen Corp.	97,100	4,019,940
Chemed Corp.	47,500	3,112,200
HealthSpring, Inc.*	134,300	6,192,573
Lincare Holdings, Inc.	112,100	3,281,167
		16,605,880

Household Products - 2.3%
Church & Dwight Co., Inc.	126,200	5,116,148

Insurance - 1.7%
Torchmark Corp.	61,000	3,912,540

Internet Software & Services - 2.5%
j2 Global Communications, Inc.*	196,000	5,533,080

IT Services - 8.9%
Syntel, Inc.	124,400	7,354,528
Teradata Corp.*	95,800	5,767,160
Wright Express Corp.*	128,300	6,680,581
		19,802,269

Leisure Equipment & Products - 2.3%
Polaris Industries, Inc.	46,400	5,158,288

Life Sciences - Tools & Services - 4.5%
Mettler-Toledo International, Inc.*	26,100	4,402,287
Waters Corp.*	58,000	5,552,920
		9,955,207

Machinery - 10.1%
Gardner Denver, Inc.	79,600	6,690,380
Graco, Inc.	99,300	5,030,538
The Toro Co.	68,800	4,162,400
WABCO Holdings, Inc.*	96,100	6,636,666
		22,519,984

Media - 1.6%
Gannett Co., Inc.	244,100	3,495,512

Metals & Mining - 2.3%
Reliance Steel & Aluminum Co.	105,700	5,248,005

Multiline Retail - 2.2%
Nordstrom, Inc.	105,500	4,952,170

Oil, Gas & Consumable Fuels - 1.7%
Energen Corp.	68,300	3,858,950

Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc.*	121,600	4,884,672

Semiconductors & Semiconductor Equipment - 2.0%
Lam Research Corp.*	101,600	4,498,848

Specialty Retail - 5.0%
Advance Auto Parts, Inc.	81,400	4,761,086
Ross Stores, Inc.	79,600	6,377,552
		11,138,638

Textiles, Apparel & Luxury Goods - 4.5%
Deckers Outdoor Corp.*	68,100	6,002,334
Hanesbrands, Inc.*	139,500	3,982,725
		9,985,059

Trading Companies & Distributors - 2.4%
WESCO International, Inc.*	99,300	5,371,137

Wireless Telecommunication Services - 2.5%
NII Holdings, Inc.*	131,600	5,577,208

Total Equity Securities (Cost $166,110,064)		215,054,063

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.17%, 7/1/11 (b)(i)(r)	$1,419,488	1,416,450

Total High Social Impact Investments (Cost $1,419,488)		1,416,450

TIME DEPOSIT - 3.0%
State Street Time Deposit, 0.098%, 7/1/11	6,695,388	6,695,388

Total Time Deposit (Cost $6,695,388)		6,695,388

TOTAL INVESTMENTS (Cost $174,224,940) - 100.0%		223,165,901
Other assets and liabilities, net - (0.0%)		(124,571)
NET ASSETS - 100%		$223,041,330

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.6% of the net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.17%, 7/1/11	7/1/08	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 95.7%	SHARES	VALUE
Australia - 1.1%
Amcor Ltd. (ADR)	6,152	$191,143
Santos Ltd.	190,373	2,775,575
Sims Metal Management Ltd. (ADR)	64,706	1,228,767
		4,195,485

Austria - 0.1%
Erste Group Bank AG (ADR)	11,214	294,816
Telekom Austria AG (ADR)	565	14,481
Verbund AG (ADR)	1,067	9,240
		318,537

Belgium - 0.1%
Ageas (ADR)	4,402	11,886
Delhaize Group SA (ADR)	4,473	337,085
		348,971

Brazil - 2.0%
BM&FBOVESPA SA	243,793	1,614,709
Natura Cosmeticos SA	109,999	2,750,592
Porto Seguro SA	104,400	1,626,596
Tim Participacoes SA (ADR)	35,300	1,737,113
		7,729,010

Canada - 5.9%
Canadian National Railway Co.:
New York Exchange	33,291	2,659,951
Toronto Exchange	105,224	8,417,920
Cenovus Energy, Inc.	45,200	1,706,280
EnCana Corp.:
New York Exchange	60,142	1,851,772
Toronto Exchange	68,616	2,119,144
Potash Corporation of Saskatchewan, Inc.	41,701	2,376,540
Suncor Energy, Inc.:
New York Exchange	13,863	542,043
Toronto Exchange	68,000	2,665,699
		22,339,349

China - 1.1%
China Merchants Bank Co. Ltd.	1,051,915	2,560,231
Mindray Medical International Ltd. (ADR)	55,700	1,562,385
		4,122,616

Denmark - 1.4%
Danske Bank A/S (ADR)*	29,675	270,636
H Lundbeck A/S (ADR)	6,896	181,020
Novo Nordisk A/S, Series B	37,322	4,686,379
Novozymes A/S (ADR)	791	129,922
		5,267,957

Finland - 0.6%
Metso Oyj (ADR)	890	50,596
Nokia Oyj (ADR)	17,055	109,493
Outotec OYJ	33,979	1,934,623
Sampo Oyj (ADR)	13,474	218,279
		2,312,991

France - 10.4%
Air France-KLM (ADR)*	5,386	83,321
Air Liquide SA	36,628	5,258,288
Air Liquide SA (ADR)	16,141	464,377
AXA SA (ADR)	39,036	889,240
BNP Paribas SA	92,435	7,139,912
BNP Paribas SA (ADR)	16,815	649,900
Cap Gemini SA (ADR)	426	12,456
Carrefour SA (ADR)	57,842	451,746
Cie Generale d'Optique Essilor International SA (ADR)	2,680	108,888
Credit Agricole SA (ADR)	63,222	477,326
Danone (ADR)	53,155	794,667
Dassault Systemes SA	38,521	3,284,750
Groupe Danone	47,866	3,576,912
L'Oreal SA (ADR)	8,661	226,399
Publicis Groupe	65,000	3,634,012
Sanofi SA	47,723	3,841,511
Sanofi SA (ADR)	23,801	956,086
Schneider Electric SA (s)	23,816	3,985,024
Schneider Electric SA (ADR)	24,209	407,437
Suez Environnement Co. (ADR)	3,379	34,027
Suez Environnement SA	80,468	1,606,221
Valeo SA (ADR)	11,794	403,945
Veolia Environnement SA (ADR)	41,434	1,174,240
		39,460,685

Germany - 9.5%
Adidas AG	67,783	5,384,703
Aixtron SE (ADR)	41,772	1,425,261
Allianz SE	15,300	2,140,918
Allianz SE (ADR)	138,335	1,939,457
Brenntag AG	12,089	1,407,350
Celesio AG (ADR)	2,018	7,951
Commerzbank AG (ADR)*	2,085	9,049
Continental AG*	29,133	3,063,439
Continental AG (ADR)*	129	13,513
Deutsche Bank AG	41,826	2,475,182
Deutsche Post AG (ADR)	16,090	309,893
Henkel AG & Co. KGaA	35,166	2,018,551
K+S AG (ADR)	3,125	120,065
Merck KGaA (ADR)	738	26,826
ProSiebenSat.1 Media AG, Preferred*	67,365	1,912,604
SAP AG	92,848	5,624,166
SAP AG (ADR)	33,141	2,010,002
Volkswagen AG, Preferred	27,142	5,604,498
Volkswagen AG (ADR), Preferred	17,994	741,173
		36,234,601

Greece - 0.2%
National Bank of Greece SA (ADR)*	431,047	616,397

Hong Kong - 4.6%
AIA Group Ltd.*	558,400	1,947,076
Bank of East Asia Ltd. (ADR)	7,034	28,488
China Merchants Holdings International Co. Ltd.	942,000	3,663,371
City Telecom HK Ltd. (ADR)	102,252	1,195,326
Esprit Holdings Ltd. (ADR)	117,220	733,797
Hang Lung Properties Ltd.	515,989	2,143,942
Hang Lung Properties Ltd. (ADR)	88,425	1,817,134
Hang Seng Bank Ltd. (ADR)	2,376	37,778
Hengdeli Holdings Ltd.	3,472,000	1,850,993
Hong Kong Exchanges and Clearing Ltd.	152,646	3,215,600
Hong Kong Exchanges and Clearing Ltd. (ADR)	7,257	153,050
Johnson Electric Holdings Ltd. (ADR)	2,302	15,539
Li & Fung Ltd.	312,000	627,510
Li & Fung Ltd. (ADR)	47,291	198,149
PCCW Ltd. (ADR)	4,696	20,428
		17,648,181

Indonesia - 0.5%
Bank Mandiri Tbk PT	2,479,000	2,089,722

Ireland - 0.4%
Experian plc (ADR)	21,884	279,459
Smurfit Kappa Group plc*	101,481	1,212,151
WPP plc (ADR)	1,429	89,670
		1,581,280

Israel - 0.7%
Check Point Software Technologies Ltd.*	43,900	2,495,715

Italy - 0.1%
Intesa Sanpaolo SpA (ADR)	23,394	375,006

Japan - 14.7%
Advantest Corp. (ADR)	8,674	159,949
Aeon Co. Ltd. (ADR)	6,308	76,011
Asahi Glass Co. Ltd. (ADR)	52,457	613,747
Canon, Inc.	119,343	5,681,210
Canon, Inc. (ADR)	51,734	2,462,021
Dai Nippon Printing Co. Ltd. (ADR)	47,600	532,644
Dai-ichi Life Insurance Co. Ltd.	2,329	3,255,335
Daiwa House Industry Co. Ltd. (ADR)	1,034	130,615
Denso Corp. (ADR)	12,495	233,531
Eisai Co. Ltd. (ADR)	545	21,298
Fanuc Ltd.	15,395	2,562,685
Fujitsu Ltd. (ADR)	21,790	623,412
Honda Motor Co. Ltd. (ADR)	69,062	2,666,484
KDDI Corp.	312	2,240,975
Konami Corp. (ADR)	4,098	97,082
Kubota Corp. (ADR)	13,225	588,777
Mitsui Fudosan Co. Ltd.	102,256	1,759,884
Mizuho Financial Group, Inc. (ADR)	405,664	1,330,578
MS&AD Insurance Group Holdings (ADR)	72,725	846,519
Nippon Yusen KK (ADR)	167,453	1,244,176
Nissan Motor Co. Ltd. (ADR)*	102,201	2,151,331
Nitto Denko Corp. (ADR)	16,001	814,291
Nomura Holdings, Inc. (ADR)	289,734	1,428,389
NSK Ltd. (ADR)	3,247	64,940
NTT DoCoMo, Inc.	1,607	2,861,820
ORIX Corp. (ADR)	13,091	640,019
Panasonic Corp. (ADR)	135,118	1,653,844
Sega Sammy Holdings, Inc. (ADR)	12,604	60,499
Seiko Epson Corp. (ADR)	19,366	168,291
Sekisui House Ltd.	193,000	1,791,649
Sharp Corp. (ADR)	51,266	468,571
Sony Corp.	71,800	1,897,217
Sony Corp. (ADR)	68,528	1,808,454
Sumitomo Mitsui Trust Holdings, Inc. (ADR)*	87,189	298,186
Tokyo Gas Co. Ltd.	507,118	2,290,044
Toyota Motor Corp.	180,082	7,568,794
Toyota Motor Corp. (ADR)	32,320	2,663,814
		55,757,086

Luxembourg - 0.7%
SES SA (FDR)	97,184	2,730,465

Mexico - 0.1%
FINAE, Series D, Preferred (b)(i)*	1,962,553	260,881

Netherlands - 3.0%
ASML Holding NV	5,289	195,481
BE Semiconductor Industries NV	7,697	65,424
Gemalto NV	50,931	2,438,813
ING Groep NV (CVA)*	422,915	5,224,700
Koninklijke Philips Electronics NV	81,660	2,097,029
PostNL NV (ADR)	28,839	243,690
TNT Express NV (ADR)*	28,089	286,789
Yandex NV*	21,300	756,363
		11,308,289

Norway - 1.4%
DnB NOR ASA	146,567	2,050,603
Petroleum Geo-Services ASA*	150,537	2,159,483
Yara International ASA (ADR)	16,398	929,439
		5,139,525

Philippines - 0.7%
Philippine Long Distance Telephone Co. (ADR)	50,873	2,749,177

Portugal - 0.1%
Portugal Telecom SGPS SA (ADR)	53,061	522,120

Singapore - 0.8%
City Developments Ltd. (ADR)	1,009	8,475
Oversea-Chinese Banking Corp. Ltd.	310,830	2,373,580
Singapore Telecommunications Ltd. (ADR)	21,968	563,699
		2,945,754

South Africa - 1.5%
African Bank Investments Ltd. (ADR)	350	8,859
Aspen Pharmacare Holdings Ltd.*	179,954	2,236,345
Clicks Group Ltd.*	379,200	2,374,834
MTN Group Ltd. (ADR)	43,036	920,970
Nedbank Group Ltd. (ADR)	7,373	159,109
Tiger Brands Ltd. (ADR)	4,049	118,231
		5,818,348

Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA (ADR)	75,306	884,093
Banco Santander SA (ADR)	139,130	1,601,386
International Consolidated Airlines Group SA (ADR)*	1,361	27,588
Telefonica SA	273,219	6,691,423
		9,204,490

Sweden - 1.8%
Assa Abloy AB, Series B	107,900	2,910,496
Atlas Copco AB (ADR)	5,011	131,839
Hennes & Mauritz AB, B Shares	101,754	3,519,504
SKF AB (ADR)	1,393	40,272
Svenska Cellulosa AB (ADR)	7,663	108,661
		6,710,772

Switzerland - 5.7%
Adecco SA (ADR)	590	18,939
Compagnie Financiere Richemont SA	27,261	1,783,856
Credit Suisse Group AG*	110,130	4,277,512
Credit Suisse Group AG (ADR)	64,494	2,516,556
Julius Baer Group Ltd.*	42,873	1,768,384
Nobel Biocare Holding AG (ADR)	1,047	10,606
Novartis AG	107,009	6,550,425
Roche Holding AG (ADR)	83,783	3,515,535
STMicroelectronics NV	31,176	310,513
Zurich Financial Services AG (ADR)*	36,836	933,424
		21,685,750

Turkey - 0.4%
Turkiye Garanti Bankasi AS	322,700	1,466,057

United Kingdom - 21.7%
ARM Holdings plc	163,700	1,549,988
Aviva plc (ADR)	32,071	456,370
Barclays plc	547,117	2,254,642
Barclays plc (ADR)	41,032	674,156
BG Group plc	356,858	8,108,419
BG Group plc (ADR)	17,565	2,006,801
British Land Co. plc (ADR)	1,163	11,351
BT Group plc (ADR)	47,844	1,564,499
Bunzl plc (ADR)	1,352	85,595
Cairn Energy plc*	301,724	2,011,121
Capita Group plc	216,239	2,486,124
Centrica plc	450,336	2,339,515
Centrica plc (ADR)	19,886	414,822
Compass Group plc	322,548	3,114,971
GlaxoSmithKline plc	122,492	2,625,657
HSBC Holdings plc	326,228	3,240,083
HSBC Holdings plc (ADR)	43,121	2,139,664
International Power plc (ADR)	4,242	218,251
J Sainsbury plc (ADR)	15,451	325,707
Johnson Matthey plc	79,428	2,509,264
Johnson Matthey plc (ADR)	299	18,852
Kingfisher plc	1,216,487	5,223,135
Legal & General Group plc (ADR)	1,305	12,267
Man Group plc (ADR)	72,682	279,099
Old Mutual plc (ADR)	1,925	32,629
Pearson plc	410,862	7,791,731
Persimmon plc	212,629	1,647,920
Prudential plc	201,406	2,330,237
Prudential plc (ADR)	104,950	2,427,494
Reckitt Benckiser Group plc	82,117	4,539,173
Reckitt Benckiser Group plc (ADR)	36,280	402,345
Sage Group plc (ADR)	14,890	275,763
Scottish & Southern Energy plc (ADR)	34,202	770,229
Smith & Nephew plc (ADR)	28,028	1,517,997
Standard Chartered plc	169,264	4,452,982
Tate & Lyle plc	183,586	1,817,195
Tesco plc	743,886	4,809,910
Tesco plc (ADR)	87,149	1,708,120
Unilever plc (ADR)	80,144	2,595,864
United Utilities Group plc (ADR)	8,405	161,040
Vodafone Group plc (ADR)	47,670	1,273,743
		82,224,725

United States - 2.0%
Bristol-Myers Squibb Co.	51,158	1,481,536
Distributed Energy Systems Corp.*	308,138	1,849
Evergreen Solar, Inc.*	233	133
MeadWestvaco Corp.	84,911	2,828,385
Powerspan Corp.:
Series A, Convertible Preferred (b)(i)*	45,455	-
Series B, Convertible Preferred (b)(i)*	20,000	-
Series C, Convertible Preferred (b)(i)*	239,764	-
Series D, Convertible Preferred (b)(i)*	45,928	-
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12) (b)(i)*	2,347	-
Pricesmart, Inc.	40,500	2,074,815
RF Technology, Inc. Contingent Deferred Distribution (b)(i)*	365,374	3,654
Sealed Air Corp.	49,540	1,178,556
SmarThinking, Inc., Contingent Deferred Distribution (b)(i)*	1	-
		7,568,928

Total Equity Securities (Cost $331,892,935)		363,228,870

VENTURE CAPITAL DEBT OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
FINAE:
Note I, 6.50%, 12/10/15 (b)(i)	$250,000	250,000
Note II, 6.50%, 2/29/16 (b)(i)	500,000	500,000
Access Bank plc, 8.477%, 8/29/12 (b)(i)	375,000	385,663
Mayer Laboratories, Inc., 6.00%, 12/31/01 (b)(i)(w)	33,848	8,462

Total Venture Capital Debt Obligations (Cost $1,158,848)		1,144,125

HIGH SOCIAL IMPACT INVESTMENTS - 1.2%
Calvert Social Investment Foundation Notes, 1.17%, 7/1/11 (b)(i)(r)	4,431,583	4,422,099

Total High Social Impact Investments (Cost $4,431,583)		4,422,099

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.9%	ADJUSTED BASIS
Blackstone Cleantech Venture Partners (b)(i)*	$49,396	43,897
Balkan Financial Sector Equity Fund CV (b)(i)*	563,779	532,639
China Environment Fund 2004 (b)(i)*	-	416,913
Emerald Sustainability Fund I (b)(i)*	977,797	757,475
gNet Defta Development Holdings LLC (a)(b)(i)*	400,000	370,010
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	352,304	644,501
SEAF India International Growth Fund (b)(i)*	394,032	473,965
ShoreCap International LLC (b)(i)*	-	229,461
Terra Capital (b)(i)*	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $3,206,898)		3,468,862

TIME DEPOSIT - 2.0%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$7,544,542	7,544,542

Total Time Deposit (Cost $7,544,542)		7,544,542

TOTAL INVESTMENTS (Cost $348,234,806) - 100.1%		379,808,498
Other assets and liabilities, net - (0.1%)		(195,890)
NET ASSETS - 100%		$379,612,608

(a) Affiliated company.

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 2.5% of net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 23,816 shares of Schneider Electric SA have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

(w) Mayer Laboratories, Inc. is in default for principal and interest. Past due accrued interest as of June 30, 2011 totaled $1,070.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipts
LLC: Limited Liability Corporation
LP: Limited Partnership

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Access Bank plc, 8.477%, 8/29/12	8/29/07	$375,000
Balkan Financial Sector Equity Fund CV LP	1/12/06 - 9/24/10	563,779
Blackstone Cleantech Venture Partners LP	7/29/10 - 1/28/11	49,396
Calvert Social Investment Foundation Notes, 1.17%, 7/1/11	7/1/08	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
Emerald Sustainability Fund I LP	7/19/01 - 5/17/11	977,797
FINAE:
Series D, Preferred	2/28/11	252,686
Note I, 6.50%, 12/10/15	12/10/10	250,000
Note II, 6.50%, 2/29/16	2/24/11	500,000
gNet Defta Development Holdings LLC, LP	8/30/05	400,000
Mayer Laboratories, Inc., 6.00%, 12/31/01	12/31/96	33,848
Powerspan Corp.:
Series A, Convertible Preferred	8/20/97	250,000
Series B, Convertible Preferred	10/5/99	200,000
Series C, Convertible Preferred	12/21/04 - 6/12/08	273,331
Series D, Convertible Preferred	6/20/08	157,996
Series D, Preferred Warrants (strike price $3.44/share, expires 12/31/12)	12/5/07 - 6/20/08	-
RF Technology, Inc., Contingent Deferred Distribution	7/17/06	104,368
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 3/25/11	352,304
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	394,032
ShoreCap International LLC, LP	8/12/04 - 12/15/08	-
SmarThinking, Inc., Contingent Deferred Distribution	4/5/11	-
Terra Capital LP	11/23/98 - 3/14/06	469,590

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 95.2%	SHARES	VALUE
Argentina - 1.1%
MercadoLibre, Inc.	6,371	$505,475

Australia - 6.6%
Computershare Ltd.	92,502	881,076
Dart Energy Ltd.*	992,823	659,759
QBE Insurance Group Ltd.	37,103	689,203
Ramsay Health Care Ltd.	19,133	374,206
Sims Metal Management Ltd.	31,027	594,165
		3,198,409

Belgium - 2.7%
Umicore SA	23,523	1,284,076

Brazil - 3.9%
Anhanguera Educacional Participacoes SA	27,537	586,528
Diagnosticos da America SA	38,400	517,039
Natura Cosmeticos SA	19,200	480,108
Tractebel Energia SA	17,900	315,616
		1,899,291

Canada - 0.9%
Canadian Pacific Railway Ltd.	6,938	432,937

Cyprus - 2.5%
ProSafe SE	162,080	1,224,797

Finland - 0.4%
Lassila & Tikanoja Oyj	9,830	172,417

France - 11.1%
Cap Gemini SA	19,564	1,147,990
Nexans SA	9,019	850,162
PPR SA	5,845	1,042,513
Publicis Groupe	19,695	1,101,106
Vallourec SA	9,786	1,193,468
		5,335,239

Germany - 6.3%
Adidas AG	15,688	1,246,259
CENTROTEC Sustainable AG	19,580	601,430
Gerresheimer AG	12,702	607,188
Rhoen Klinikum AG	23,428	566,387
		3,021,264

Hong Kong - 0.8%
Esprit Holdings Ltd.	127,700	397,797

Italy - 1.5%
Luxottica Group SpA	22,841	733,299

Japan - 16.5%
Asahi Glass Co. Ltd.	48,000	559,502
Benesse Holdings, Inc.	23,200	996,683
Kubota Corp.	84,000	746,627
Kurita Water Industries Ltd.	28,500	849,463
Nikon Corp.	32,900	774,907
Sharp Corp.	25,000	227,616
Shimano, Inc.	16,100	883,760
Shiseido Co. Ltd.	35,000	653,423
USS Co. Ltd.	9,760	755,766
Yamada Denki Co. Ltd.	10,440	850,192
Yamatake Corp.	28,600	637,174
		7,935,113

Luxembourg - 1.0%
Oriflame Cosmetics SA (SDR)	9,928	490,136

Mexico - 2.4%
Compartamos SAB de CV	314,152	569,607
Urbi Desarrollos Urbanos SA de CV*	278,433	610,562
		1,180,169

Netherlands - 3.7%
QIAGEN NV*	47,311	908,350
VistaPrint NV*	18,434	882,067
		1,790,417

Norway - 2.2%
Tomra Systems ASA	48,200	422,843
Yara International ASA	11,600	658,070
		1,080,913

Philippines - 0.8%
Manila Water Co., Inc.	845,000	363,410

Singapore - 2.2%
ComfortDelgro Corp. Ltd.	503,000	598,327
Hyflux Ltd.	283,000	459,474
		1,057,801

Spain - 1.4%
Ebro Foods SA	28,492	659,295

Sweden - 1.3%
Svenska Cellulosa AB, Series B	44,140	623,771

Switzerland - 3.9%
Adecco SA*	13,626	872,989
Informa plc	147,871	1,026,722
		1,899,711

United Kingdom - 13.8%
Associated British Foods plc	45,555	792,766
Halfords Group plc	71,179	424,562
Intertek Group plc	18,390	583,027
Legal & General Group plc	304,738	578,812
Marks & Spencer Group plc	161,203	936,146
Pearson plc	52,346	992,708
Rotork plc	26,615	721,056
Severn Trent plc	28,561	675,120
United Utilities Group plc	57,328	551,441
Wolseley plc	12,804	418,080
		6,673,718

United States - 8.2%
DaVita, Inc.*	4,390	380,218
F5 Networks, Inc.*	2,058	226,894
Haemonetics Corp.*	3,844	247,438
Henry Schein, Inc.*	3,489	249,777
IntercontinentalExchange, Inc.*	3,863	481,755
Mednax, Inc.*	3,799	274,250
New York Community Bancorp, Inc.	25,181	377,463
Principal Financial Group, Inc.	13,925	423,598
Quanta Services, Inc.*	13,744	277,629
ResMed, Inc.*	148,366	458,238
Towers Watson & Co.	5,053	332,033
Whirlpool Corp.	2,671	217,206
		3,946,499

Total Equity Securities (Cost $39,895,994)		45,905,954

TIME DEPOSIT - 4.3%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$2,070,956	2,070,956

Total Time Deposit (Cost $2,070,956)		2,070,956

TOTAL INVESTMENTS (Cost $41,966,950) - 99.5%		47,976,910
Other assets and liabilities, net - 0.5%		240,853
NET ASSETS - 100%		$48,217,763

* Non-income producing security.

Abbreviations:
SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

ANNUAL REPORT CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND - 25

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with three separate portfolios: International Equity, Capital Accumulation, and International Opportunities.  International Equity and International Opportunities are registered as diversified portfolios.  Capital Accumulation is registered as a non-diversified portfolio.  The operation of each series is accounted for separately.  International Equity offers Class A, Class B, Class C, Class I and Class shares. Capital Accumulation offers Class A, Class B, Class C, Class I and Class Y (effective January 31, 2011) shares.  International Opportunities offers Class A, Class C, Class I and Class Y shares.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of June 30, 2011:

	Total Investments	% of Net Assets
Capital Accumulation	$1,416,450	0.6%
International Equity	9,299,621	2.5%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Calvert World Values International Equity Fund and Calvert International Opportunities Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Fund’s Board of Directors and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$126,978,975	$235,983,378**	-	$362,962,353
Venture capital	1,982	-	$4,877,522	4,879,504
Other debt obligations	-	7,544,542	4,422,099	11,966,641
TOTAL	$126,980,957	$243,527,920	$9,299,621	$379,808,498

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

**Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

At June 30, 2011, a significant transfer out of Level 1 and into Level 2 occurred.  On June 30, 2011, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Equity	Venture Capital	Other Debt Obligations	Total
Balance as of 9/30/10	$5,488,687	$4,532,706	$10,021,393
Accrued discounts/premiums	-	-	-
Realized gain (loss)	134,089	-	134,089
Change in unrealized appreciation (depreciation)	(1,025,589)	139,393	(886,196)
Purchases	2,062,391	-	2,062,391
Sales	(1,782,056)	(250,000)	(2,032,056)
Transfers in and/ or out of Level 3[1]	-	-
Balance as of 6/30/11	$4,877,522	$4,422,099	$9,299,621

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the period ended June 30, 2011, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was ($886,196) for International Equity.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$215,054,063	-	-	$215,054,063
Other debt obligations	-	$6,695,388	$1,416,450	8,111,838
TOTAL	$215,054,063	$6,695,388	$1,416,450**	$223,165,901

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.6% of net assets.

0

International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$8,388,200	$37,517,754**	-	$45,905,954
Other debt obligations	-	2,070,956	-	2,070,956
TOTAL	$8,388,200	$39,588,710	-	$47,976,910

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

**Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

At June 30, 2011, a significant transfer out of Level 1 and into Level 2 occurred.  On June 30, 2011, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

26 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

28 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2011, and net realized capital loss carryforwards as of September 30, 2010 with expiration dates:

	International Equity	Capital Accumulation	International Opportunities
Federal income tax cost of investments	$348,621,301	$174,549,381	$42,073,325
Unrealized appreciation	45,440,011	49,300,982	6,936,297
Unrealized depreciation	(14,252,814)	(684,462)	(1,032,712)
Net unrealized appreciation/ (depreciation)	$31,187,197	$48,616,520	$5,903,585

Capital Loss Carryforwards
Expiration Date	International Equity	Capital Accumulation	International Opportunities
30-Sep-17	$90,728,857	$5,740,332	$1,330,630
30-Sep-18	105,942,268	-	4,754,491

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
GNet Defta Development Holdings LLC	$400,000	$370,010
SEAF Central & Eastern European Growth Fund LLC	352,304	644,501
TOTALS	$752,304	$1,014,511

NOTE D - OTHER

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities.  The aggregate amount of the future capital commitments totals $605,375 at June 30, 2011.

NOTE E – REORGANIZATION

On July 29, 2010, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Mid Cap Value Fund (“Mid Cap Value”) for shares of the acquiring portfolio, Calvert Capital Accumulation Fund (“Capital Accum.”) and the assumption of the liabilities of Mid Cap Value.  Shareholders approved the Plan at a meeting on November 15, 2010 and the reorganization took place on November 29, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

		ACQUIRING
MERGED PORTFOLIO	SHARES	PORTFOLIO	SHARES	VALUE
Mid Cap Value, Class A	1,893,904	Capital Accum., Class A	1,182,147	$32,646,286
Mid Cap Value, Class C	168,591	Capital Accum., Class C	115,716	$2,759,872
Mid Cap Value, Class I	453,854	Capital Accum., Class I	273,543	$8,070,394

For financial reporting purposes, assets received and shares issued by Capital Accumulation were recorded at fair value; however, the cost basis of the investments received from Mid Cap Value were carried forward to align ongoing reporting of Capital Accumulation’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
		APPRECIATION	ACQUIRING
MERGED PORTFOLIO	NET ASSETS	(DEPRECIATION)	PORTFOLIO	NET ASSETS
Mid Cap Value	$43,476,552	$4,028,812	Capital Accum.	$117,367,809

Item 2. Controls and Procedures.

(a)       The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)       There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:   August 26, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:   August 26, 2011

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:   August 26, 2011